DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
21. DISCONTINUED OPERATIONS

During the year ended December 31, 2012, the Company sold twelve vessels and one hull, and three lenders foreclosed on the shares of the respective vessel owning companies and determined that the sales and the foreclosures met the requirements for these vessels and vessel owning companies to be classified as discontinued operations.

The following table represents the revenues and (loss) income from discontinued operations:

	For the six months ended June 30,
	2013		2012

Operating Revenues	$-		$13,915
(Loss) income	$(8,468)	(a)	$27,985

(a)	Includes a $6,200 non-cash loss related to settlement of debt, see Note 11(c)